Summary Of Selected Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	1 Months Ended	3 Months Ended										12 Months Ended
	Sep. 02, 2013	May 31, 2013	Dec. 31, 2013 employee		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012 employee		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 customer item employee		Dec. 31, 2012 item customer employee		Dec. 31, 2011 customer item employee		Dec. 31, 2010 customer item employee		Dec. 31, 2009 item customer employee
Summary Of Selected Financial Data [Abstract]
Basic			$ 0.26		$ 0.36	$ 0.30	$ 0.24	$ 0.37		$ 0.29	$ 0.24	$ 0.16	$ 1.16		$ 1.06		$ 0.82		$ 0.68		$ 0.58
Diluted			$ 0.26		$ 0.36	$ 0.30	$ 0.23	$ 0.37		$ 0.29	$ 0.24	$ 0.15	$ 1.16		$ 1.05		$ 0.82		$ 0.68		$ 0.58
Basic			$ 0.06		$ 0.00	$ 0.00	$ 0.03	$ 0.01		$ 0.00	$ 0.00	$ 0.06	$ 0.09		$ 0.07		$ 0.01		$ 0.04		$ 0.03
Diluted			$ 0.06		$ 0.00	$ 0.00	$ 0.03	$ 0.01		$ 0.00	$ 0.00	$ 0.06	$ 0.09		$ 0.07		$ 0.01		$ 0.04		$ 0.03
Basic			$ 0.33		$ 0.36	$ 0.30	$ 0.27	$ 0.38		$ 0.29	$ 0.24	$ 0.22	$ 1.26		$ 1.13		$ 0.83		$ 0.72		$ 0.61
Diluted			$ 0.32		$ 0.36	$ 0.30	$ 0.26	$ 0.38		$ 0.29	$ 0.24	$ 0.22	$ 1.25		$ 1.12		$ 0.83		$ 0.72		$ 0.61
Cash dividends declared and paid			$ 0.152		$ 0.152	$ 0.140	$ 0.140	$ 0.140		$ 0.132	$ 0.132	$ 0.132	$ 0.584		$ 0.536		$ 0.50		$ 0.47		$ 0.44
Return on Aqua America stockholders' equity													14.40%		14.20%		11.40%		10.60%		9.40%
Book value at year end													$ 8.68		$ 7.91		$ 7.21		$ 6.82		$ 6.50
Market value at year end													$ 23.59		$ 20.34		$ 17.64		$ 17.98		$ 14.01
Operating revenues			$ 188,608		$ 204,345	$ 195,655	$ 180,035	$ 187,481		$ 214,565	$ 191,690	$ 164,024	$ 768,643		$ 757,760		$ 687,291		$ 660,186		$ 609,897
Depreciation and amortization													124,793		116,996		108,300		111,716		107,118
Interest expense, net													77,316	[1]	77,757	[1]	77,804	[1]	73,393	[1]	66,345	[1]
Income from continuing operations before income taxes													227,683		250,968		210,794		191,319		162,066
Provision for income taxes													22,690		66,881		69,111		74,940		63,626
Income from continuing operations			46,730		63,484	53,548	41,231	65,134		50,284	41,780	26,889	204,993		184,087		141,683		116,379		98,440
Income from discontinuing operations			10,802		133	38	5,334	1,421		375	(335)	11,015	16,307		12,476		1,386		7,596		5,913
Net income attributable to common shareholders			57,532		63,617	53,586	46,565	66,555		50,659	41,445	37,904	221,300		196,563		143,069		123,975		104,353
Total assets			5,051,817					4,858,517					5,051,817		4,858,517		4,348,420		4,072,466		3,749,862
Property, plant and equipment, net			4,167,293					3,936,163					4,167,293		3,936,163		3,530,942		3,276,517		3,032,916
Aqua America stockholders' equity			1,534,835					1,385,704					1,534,835		1,385,704		1,251,313		1,174,254		1,108,904
Long-term debt, including current portion			1,554,871					1,588,992					1,554,871		1,588,992		1,475,886		1,519,457		1,404,930
Total debt			1,591,611					1,669,375					1,591,611		1,669,375		1,583,657		1,609,125		1,432,361
Operating cash flows from continuing operations													366,720		377,485		352,041		244,717		244,318
Capital additions													308,171		347,985		325,808		308,134		266,190
Net cash expended for acquisitions of utility systems and other													14,997		121,248		8,515		8,625		3,373
Dividends on common stock													$ 102,889		$ 93,423		$ 87,133		$ 80,907		$ 74,729
Number of utility customers served													941,008,000	[2]	968,357,000	[2]	966,136,000	[2]	962,970,000	[2]	953,437,000	[2]
Number of shareholders of common stock													25,833,000		26,216,000		26,744,000		27,274,000		27,984,000
Common shares outstanding			176,751					175,209					176,751		175,209		173,519		172,219		170,607
Employees (full-time)			1,553,000	[2]				1,619,000	[2]				1,553,000	[2]	1,619,000	[2]	1,615,000	[2]	1,632,000	[2]	1,632,000	[2]
Five for four stock split conversion ratio	1.25	1.25
Percentage Of Stock Split Distribution	25.00%	25.00%

[1]	Net of allowance for funds used during construction and interest income.
[2]	Includes continuing and discontinued operations